H. Notes Payable and Long-Term Debt (Narrative) (USD $) In Thousands, except Share data, unless otherwise specified		12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 CHINA China, Yuan Renminbi	Dec. 31, 2013 CHINA United States of America, Dollars	Dec. 31, 2012 TAIWAN	Dec. 31, 2013 TAIWAN	Dec. 31, 2013 UNITED STATES
Unused borrowing capacity	$ 9,100
Revolving line of credit maximum borrowing capacity		$ 12,100	$ 3,300		$ 8,000	$ 7,000
Revolving line of credit, maturity date				Dec. 31, 2014		Nov. 15, 2015
Interest rate on line of credit		108% to 110% of the China prime rate	4.1% to 4.2%	Taiwan Time Deposit Interest Rate Index plus 0.41%		The interest rate on this line of credit is the prime rate plus 0.50% or the floor rate 3.75%, whichever is higher.
Warrants outstanding						32,665
Amount remains to be expensed for warrants						16